Disposal of Subsidiaries	12 Months Ended
May. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal of Subsidiaries
4.	DISPOSAL OF SUBSIDIARIES

Disposal of Boost Caring

In March 2014, the Group sold its 100% equity interest in Beijing Boost Caring Education &Consulting Co., Ltd (“Boost Caring”) to MaxEn, which is a 65% owned joint venture of the Group, for a cash consideration of US$1,560. As of the disposal date, Boost Caring had accumulated deficit so that the Group derived a gain from the deconsolidation. The disposal gain recognized by the Group is US$3,254.

Disposal of North Star

In May 2014, the Group sold 100% equity interest in Beijing New Oriental North Star Training School (“North Star”) to MaxEn, for a cash consideration of US$364. As of the disposal date, North Star had accumulated deficit so that the Group derived a gain from the deconsolidation. The disposal gain recognized by the Group is US$367.

The Group considered these transactions as related parties’ transaction and disclosed the transactions in Note 18. As of May 31, 2015, the Group did not receive any of the consideration and recorded the receivables as amount due from related parties. After the disposals, the Group retained indirect significant influence in Boost Caring and North Star through MaxEn, therefore, the disposal gain was presented as continuing operation.